Significant Accounting Judgments and Estimates - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Sep. 30, 2026
Disclosure of changes in accounting estimates [line items]
Deferred tax assets recognized		€ 651.9
Reversal of prior-period write-downs against deferred tax assets	€ 679.6